Expense Example - Share class	Dec. 30, 2025 USD ($)
Capital Group California Core Municipal Fund | Capital Group California Core Municipal Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Capital Group California Short-Term Municipal Fund | Capital Group California Short-Term Municipal Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	$ 392